Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Revenue	$ 0	$ 378
Operating costs and expenses:
Cost of goods sold	0	571
Research and development	3,341	2,435
Selling, general and administrative	17,011	15,488
Impairment of property and equipment	4,948	0
Total operating costs and expenses	25,300	18,494
Loss from operations	(25,300)	(18,116)
Other income:
Interest expense	(1,116)	(2,193)
Interest income and other income, net	366	124
Non-cash interest income on liability related to sale of future royalties	1,136	3,038
Gain on extinguishment of liability related to the sale of future royalties	84,052	0
Total other income	84,438	969
Net income (loss) from continuing operations before provision for income taxes	59,138	(17,147)
Provision for income taxes	(13)	(5)
Net income (loss) from continuing operations	59,125	(17,152)
Net loss from discontinued operations –(Note 3)	(11,370)	(17,947)
Net income (loss)	47,755	(35,099)
Deemed dividend related to Series A Redeemable Convertible Preferred Stock	(186)	0
Income allocated to participating securities	(5,240)	0
Net income (loss) attributable to Common Shareholders, basic	42,329	(35,099)
Net income (loss) attributable to Common Shareholders, diluted	$ 42,342	$ (35,099)
Basic earnings (loss) per share
Income (loss) from continuing operations (in dollars per share)	$ 7.27	$ (2.86)
Income (loss) from discontinued operations (in dollars per share)	(1.54)	(3.00)
Net income (loss) (in dollars per share)	5.73	(5.86)
Diluted earnings (loss) per share
Income (loss) from continuing operations (in dollars per share)	7.25	(2.86)
Income (loss) from discontinued operations (in dollars per share)	(1.53)	(3.00)
Net income (loss) (in dollars per share)	$ 5.72	$ (5.86)
Shares used in computing net income (loss) per share of common stock, basic –(Note 16) (in shares)	7,385,348	5,993,013
Shares used in computing net income (loss) per share of common stock, diluted –(Note 16) (in shares)	7,406,986	5,993,013
Product [Member]
Revenue:
Revenue	$ 0	$ 270
Contract and Other Collaboration [Member]
Revenue:
Revenue	$ 0	$ 108